Subsequent Events (Details Textual)			1 Months Ended						3 Months Ended		5 Months Ended	12 Months Ended
	May 05, 2017 USD ($) Officers shares	Jun. 10, 2016 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) TradingDays $ / shares shares	Sep. 06, 2017 USD ($)	Aug. 31, 2017 USD ($) TradingDays $ / shares shares	Aug. 25, 2017 USD ($)	May 31, 2017 USD ($) Officers $ / shares shares	Apr. 30, 2017 USD ($) Officers shares	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2016 USD ($)	May 31, 2017 USD ($) $ / shares	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares
Number of shares issued, value	$ 3,340,000								$ 3,340,000
Warrants to purchase common stock | shares									0			150,000	3,600,000
Warrant exercise price | $ / shares									$ 0.01			$ 1.67	$ 0.005
Proceeds from Related Party Debt									$ 50,000			$ 105,000
Percentage of equity financing												50.00%
Fair value of warrants												$ 1,447,066
Business acquisition, description									The Company is obligated under three licenses, production and/or distribution agreements to make guaranteed payments as follows: $700,000 for the fiscal year ended March 31, 2018, and $475,000 for the fiscal year ended March 31, 2019. The agreements also provide for a revenue share of 35-50% of capital and net revenues. In addition, there are two other agreements that provide for a revenue share of 50% on net revenues, but no guaranteed payments.
Subsequent event, description									Subsequent to June 30, 2017, the Company issued 147,123 shares of its common stock valued at $245,695 to various consultants. The Company valued these shares at $1.67 per share, the most recent price of the sale of its common stock near the date of grant.
Third Officer [Member]
Common stock granted shares | shares							400,000	400,000
Employment Agreements [Member] | First Tranche [Member]
Shares vested | shares							200,000	200,000
Description of shares vesting							Remaining number of shares vesting monthly thereafter, with 100% vesting over the 24-month term of the employment agreement.	Remaining number of shares vesting monthly thereafter, with 100% vesting over the 24-month term of the employment agreement.
Employment Agreements [Member] | Officer [Member]
Officers annual salary							$ 120,000	$ 120,000
Officers annual salary term							2 years	2 years
Number of officers | Officers							2	2
Common stock granted value							$ 501,000	$ 501,000
Common stock granted shares | shares							300,000	300,000
Bonus received								$ 100,000
Employment Agreements [Member] | Second Officer [Member]
Number of shares issued, value							$ 668,000	668,000
Officers annual salary							$ 180,000	$ 180,000
Officers annual salary term							2 years	2 years
Number of officers | Officers							2	2
Common stock granted value							$ 501,000	$ 501,000
Common stock granted shares | shares							300,000	300,000
Bonus received							$ 100,000				$ 100,000
Bonus received shares | shares							2,000,000	2,000,000
Management Agreement [Member]
Related party due services payable								$ 1,000,000
Debt term								3 years
6% Unsecured Convertible Note Payables [Member]
Purchase price per share (in dollars per share) | $ / shares							$ 0.01				$ 0.01
Unsecured Convertible Notes Payable [Member]
Total gross proceeds from securities												$ 5,000,000
Warrants to purchase common stock | shares												797,500
Warrant exercise price | $ / shares												$ 0.01
Total cash principal												$ 1,595,000
Fair value of warrants												$ 723,533
Conversion price, description												As of the issuance dates of these notes, the effective conversion price was $0.91, and the market price of the shares on the date of conversion was approximately $1.67 per share. As such, the Company expects to recognize a beneficial conversion feature of $723,533.
Trinad Capital [Member] | Senior Notes [Member]
Proceeds from Related Party Debt													95,100
Accredited Investors [Member]
Total gross proceeds from securities		$ 1,250,000											$ 1,250,000
Number of shares issued | shares		250,000
Purchase price per share (in dollars per share) | $ / shares		$ 5.00
Investor [Member]
Number of shares issued | shares												947,500
Number of shares issued, value												$ 9,475
Warrants to purchase common stock | shares												947,500
Warrant exercise price | $ / shares												$ 0.01
Total consideration of common stock | shares												737,500
Consultants [Member]
Share price | $ / shares									$ 1.67
Institutional Investor [Member]
Total gross proceeds from securities											$ 5,000,000
Wantickets [Member]
Number of shares issued | shares	2,000,000
Wantickets [Member] | Officer [Member]
Officers annual salary	$ 220,000
Officers annual salary term	2 years
Number of officers | Officers	2
Wantickets [Member] | Other Officer [Member]
Officers annual salary	$ 160,000
Common stock granted shares | shares	15,000
Wantickets [Member] | Letter Agreement [Member]
Description of notes due	Net income of $3 million in the twelve months following the effective date of his employment agreement or net income of $4 million in the twelve months thereafter.
Total consideration of common stock | shares	2,000,000
Business acquisition, description	Pursuant to the APA and the Letter Agreement, dated as of May 5, 2017 (the "Letter Agreement"), entered into among the Company, LXL Tickets and Mr. Schnaier, the parties agreed that, commencing May 5, 2017, Mr. Schnaier will promptly pay for all of LXL Tickets' net losses of its business for each calendar month (or pro rata thereof), up to a total of $100,000 per month, and for any liabilities exceeding $100,000 in the aggregate that arose from April 1, 2017 to May 5, 2017 (inclusive), until the earlier of (x) such time as a public offering is consummated or (b) May 5, 2018 (such earlier date as between clause (x) and (y).
Subsequent Event [Member] | Andy Schuon [Member] | First Tranche [Member]
Shares vested | shares					2,500,000
Subsequent Event [Member] | Andy Schuon [Member] | Second Tranche [Member]
Share price | $ / shares					$ 10.00
Shares vested | shares					500,000
Trading days | TradingDays					90
Subsequent Event [Member] | Employment Agreements [Member] | Andy Schuon [Member]
Warrants to purchase common stock | shares					3,000,000
Share price | $ / shares					$ 0.55
Officers annual salary term					3 years
Bonus received					$ 250,000
Annual salary					25,000
Monthly rate					$ 25,000
Employment termination, description					(i) we will pay certain accrued obligations and prior year bonus amounts, if any; (ii) we will continue to pay Mr. Schuon his base salary for a period from the termination date through the lesser of twelve months or the period through and inclusive of the last day of the three-year term of the employment agreement; and (iii) Mr. Schuon's unvested options and other equity awards shall automatically accelerate and become vested and exercisable for a period of twelve months from the termination date or the date the award first becomes vested and exercisable, but in all events no later than the applicable term for each such award, and all restrictions on such equity awards shall automatically and immediately lapse. Mr. Schuon's employment agreement contains covenants for the benefit of our Company relating to non-competition during the term of his employment and protection of our confidential information, customary representations and warranties and indemnification obligations.
Subsequent Event [Member] | Employment Agreements [Member] | Jerome Gold [Member]
Warrants to purchase common stock | shares			1,000,000
Share price | $ / shares			$ 0.55
Officers annual salary term			3 years
Bonus received			$ 250,000
Annual salary			$ 12,000
Employment termination, description			(i) we will pay certain accrued obligations and prior year bonus amounts, if any; (ii) we will continue to pay Mr. Gold his base salary for a period from the termination date through the lesser of twelve months or the period through and inclusive of the last day of the three-year term of the employment agreement; and (iii) Mr. Gold's unvested options and other equity awards shall automatically accelerate and become vested and exercisable for a period of twelve months from the termination date, but in all events no later than the end of the applicable term for each such award, and all restrictions on such equity awards shall automatically and immediately lapse. Mr. Gold's employment agreement contains covenants for the benefit of our Company relating to non-competition during the term of his employment and protection of our confidential information, customary representations and warranties and indemnification obligations.
Increase of annual salary			$ 400,000
Subsequent Event [Member] | Ellin Employment Agreement [Member]
Warrants to purchase common stock | shares			3,500,000
Officers annual salary term			5 years
Shares vested | shares			500,000
Description of shares vesting			The first tranche of 2,000,000 shares (the "Ellin Service Options") shall vest in one-twelfth increments every three months from the effective date of the employment agreement through the end of the three-year term of his employment agreement. Such tranche of shares shall become exercisable one (1) year after the date such tranche shall vest. In the event of a Change of Control (as defined therein), any unvested portion of the Ellin Service Options shall vest and become exercisable effective immediately prior to such event. The second tranche of 1,500,000 shares shall 100% vest if prior to the third anniversary of the effective date of the employment agreement the shares of the Company's common stock shall have traded at a price of $10.00 per share or more for a period of 90 consecutive trading days during which an average of at least 500,000 shares are traded per day (the "Ellin Performance Options").
Annual salary			$ 650,000
Employment termination, description			Mr. Ellin's employment is terminated by us without "Cause" or by Mr. Ellin for "Good Reason" (each as defined in his employment agreement, subject to the Company's right to cure), he will be entitled to termination benefits, pursuant to which (i) the Company will pay to Mr. Ellin certain accrued obligations and prior year bonus amounts, if any; (ii) subject to timely execution of a release pursuant to his employment agreement and compliance with the terms thereof, the Company will pay Mr. Ellin a one-time payment of $10,000,000; (iii) Mr. Ellin's unvested options and other equity awards (other than the Ellin Performance Options) shall automatically accelerate and become vested and exercisable for a period of 12 months from the termination date or the date the award first becomes vested and exercisable, but in all events no later than the applicable term for each such award, and all restrictions on such equity awards shall automatically and immediately lapse, and (iv) the Ellin Performance Options shall continue to vest if, and only if, the performance criteria specified above for the vesting of Ellin Performance Options are satisfied during the 12-month period following the termination date.
Subsequent Event [Member] | Ellin Employment Agreement [Member] | Mr Ellin [Member] | First Tranche [Member]
Shares vested | shares			2,000,000
Subsequent Event [Member] | Ellin Employment Agreement [Member] | Mr Ellin [Member] | Second Tranche [Member]
Share price | $ / shares			$ 10.00
Shares vested | shares			1,500,000
Trading days | TradingDays			90
Subsequent Event [Member] | Slacker Agreement [Member]
Common stock aggregate purchase price						$ 50,000,000
Common stock aggregate purchase price consisting						44,000,000
Common stock purchase price of cash						6,000,000
Insurance premium cost transaction expenses						5,000,000
Net working capital						$ 225,000
Subsequent Event [Member] | SNAP Agreement [Member]
Common stock aggregate purchase price				$ 34,000,000
Common stock aggregate purchase price consisting				20,400,000
Common stock purchase price of cash				13,600,000
Termination fee				2,900,000
Cash on hand				$ 1,000,000